Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Acquisition costs | licenses, software and prepayments [Member]
Fixed Assets
Additions	€ 2,567	€ 1,207